Note 8 - Share Capital - Stock Option Transactions (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2022 $ / shares	Apr. 30, 2021 $ / shares	Apr. 30, 2022 $ / shares	Apr. 30, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	953,730	42,017	40,000	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 10.73	$ 7.00	$ 10.73
Granted	0	0	913,730	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 15.90	$ 0
Exercised	0	0	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Forfeired/cancelled	0	0	0	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Expired	0	0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Outstanding, end of period	953,730	42,017	953,730	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 10.73	$ 15.53	$ 10.73